SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Aug. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)   Basis of presentation and combination and consolidation

The combined and consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

The Group has considered the Reorganization as a change in reporting entity for a reorganization of entities under common control of the Yang’s Family and hence reflect the Reorganization in a manner similar to the pooling of interests method of accounting and the combined revenues and expenses are all reflected under historical cost basis of the Yang’s Family. Accordingly, all financial information presented for the year ended August 31, 2017 (prior to the consummation of Reorganization and the incorporation of the Company) was prepared on a combined basis which represents the combined results of operations and cash flows of all the entities under common control of the Yang’s Family as if the Reorganization occurred on the earliest date during which all the entities were under common control of the Yang’s Family.

(b)   Principles of consolidation

The accompanying combined and consolidated financial statements include the financial information of the Company, its subsidiaries and its consolidated VIEs (collectively the “Group”). All intercompany balances and transactions have been eliminated.

BGY Education Investment, its subsidiaries and schools, other affiliated entities and variable interest entities under common control of Yang’s Family are collectively referred to as the “Combined Entities”. The Group’s combined and consolidated financial statements include (i) the combined financial statements of each of the Combined Entities from their respective date of incorporation or date of combination through December 16, 2016 (date of the incorporation of the Company), and (ii) the consolidated financial statements of the Company, its wholly-owned subsidiaries and its consolidated VIEs for the period from December 16, 2016 to August 31, 2019. The combined and consolidated financial statements reflect the operations of the Combined Entities through December 16, 2016 and the Group’s consolidated operations thereafter.

Consolidation of VIEs

PRC laws and regulations currently prohibit foreign ownership of companies and institutions providing compulsory education services at primary and middle school levels, and restrict foreign investment in education services at the kindergarten and high school level. In addition, the PRC government regulates the provision of education services through strict licensing requirements.

Accordingly, the Company, through its wholly owned subsidiary in China (the “WFOE”), Zhuhai Bright Scholar, have entered into the following contractual arrangements with BGY Education Investment, BGY Education Investment’s schools and subsidiaries and BGY Education Investment’s shareholders that enable the Company to (1) have power to direct the activities that most significantly affects the economic performance of the VIE, and (2) receive the economic benefits of the VIE that could be significant to the VIE.

Agreements that provide the Group with effective control over the VIEs include:

Voting Rights Proxy Agreement & Irrevocable Power of Attorney

Under voting right proxy agreement and irrevocable power of attorney, each of the shareholders of BGY Education Investment has executed a power of attorney to grant Zhuhai Bright Scholar the power of attorney to act on his or her behalf on all matters pertaining to the BGY Education Investment and to exercise all of his or her rights as a shareholder of BGY Education Investment, including but not limited to convene, attend and vote at shareholders’ meetings, designate and appoint directors and senior management members. The proxy agreement will remain in effect unless Zhuhai Bright Scholar terminates the agreement by giving a prior written notice or gives its consent to the termination by BGY Education Investment.

Exclusive Call Option Agreement

Under the exclusive call option agreement, each of the shareholders of BGY Education Investment granted Zhuhai Bright Scholar or its designated representative(s) an irrevocable and exclusive option to purchase their equity interests in BGY Education Investment when and to the extent permitted by PRC law. Zhuhai Bright Scholar or its designated representative(s) has sole discretion as to when to exercise such options, either in part or in full. Without Zhuhai Bright Scholar’s written consent, the shareholders of BGY Education Investment shall not transfer, donate, pledge, or otherwise dispose any equity interests of BGY Education Investment in any way. The acquisition price for the shares or assets will be the minimum amount of consideration permitted under the PRC law at the time when the option is exercised. The agreement cannot be terminated by BGY Education Investment or their shareholders.

Equity Pledge Agreement

Under the equity pledge agreement, each of the shareholders pledged all of their equity interests in BGY Education Investment to Zhuhai Bright Scholar as collateral to secure their obligations under the equity pledge agreements. If the shareholders of BGY Education Investment breach their respective contractual obligations, Zhuhai Bright Scholar, as pledgee, will be entitled to certain rights, including the right to dispose the pledged equity interests. Pursuant to the agreement, the shareholders of BGY Education Investment shall not transfer, assign or otherwise create any new encumbrance on their respective equity interest in BGY Education Investment without prior written consent of Zhuhai Bright Scholar. The equity pledge right held by Zhuhai Bright Scholar will expire when the shareholders of BGY Education Investment and Zhuhai Bright Scholar have fully performed their respective obligations under the Consulting Services Agreement and Operating Agreement, or the shareholder is no longer a shareholder of BGY Education Investment or the satisfaction of all its obligations by BGY Education Investment under the VIE contractual arrangements.

The agreements that transfer economic benefits of BGY Education Investment to the Group include:

Exclusive Management Services and Business Cooperation Agreement

Under the exclusive management services and business cooperation agreement, BGY Education Investment engages Zhuhai Bright Scholar as its exclusive technical and operational consultant and under which Zhuhai Bright Scholar agrees to assist in business development and related services necessary to conduct BGY Education Investment’s operational activities. BGY Education Investment shall not seek or accept similar services from other providers without the prior written approval of Zhuhai Bright Scholar. The agreements will be effective as long as BGY Education Investment exists. Zhuhai Bright Scholar may terminate this agreement at any time by giving a prior written notice to BGY Education Investment.

Under the above agreements, the shareholders of BGY Education Investment irrevocably granted Zhuhai Bright Scholar the power to exercise all voting rights to which they were entitled. In addition, Zhuhai Bright Scholar has the option to acquire all of the equity interests in BGY Education Investment, to the extent permitted by the then-effective PRC laws and regulations, for nominal consideration. Finally, Zhuhai Bright Scholar is entitled to receive service fees for certain services to be provided to BGY Education Investment.

The Call Option Agreement and Voting Rights Proxy Agreement provide the Group with effective control over the BGY Education Investment, while the Equity Pledge Agreements secure the obligations of the shareholders of BGY Education Investment under the relevant agreements. Because the Group, through Zhuhai Bright Scholar, has (i) the power to direct the activities of BGY Education Investment, that most significantly affect the entity’s economic performance and (ii) the right to receive substantially all of the benefits from BGY Education Investment, the Group is deemed the primary beneficiary of BGY Education Investment. Accordingly, the Company consolidates and combines BGY Education Investment’s financial results of operations, assets and liabilities in the Group’s consolidated and combined financial statements.

The Group believes that the contractual arrangements with the VIEs are in compliance with the PRC law and are legally enforceable. However, the contractual arrangements are subject to risks and uncertainties, including:

•

BGY Education Investment and their shareholders may have or develop interests that conflict with the Group’s interests, which may lead them to pursue opportunities in violation of the aforementioned contractual arrangements. If the Group cannot resolve any conflicts of interest or disputes between the Group and the shareholders of BGY Education Investment, the Group would have to rely on legal proceedings, which could result in disruption of its business, and there may be substantial uncertainty as to the outcome of any such legal proceedings.

•

BGY Education Investment and their shareholders could fail to obtain the proper operating licenses or fail to comply with other regulatory requirements. As a result, the PRC government could impose fines, new requirements or other penalties on the VIEs or the Group, mandate a change in ownership structure or operations for the VIEs or the Group, restrict the VIEs or the Group’s use of financing sources or otherwise restrict the VIEs or the Group’s ability to conduct business.

•

The PRC government may declare the aforementioned contractual arrangements invalid. They may modify the relevant regulations, have a different interpretation of such regulations, or otherwise determine that the Group or the VIEs have failed to comply with the legal obligations required to effectuate such contractual arrangements.

•

If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government may restrict or prohibit the Group’s use of the proceeds of the additional public offering to finance the Group’s business and operations in China.

The Group’s ability to conduct its business may be negatively affected if the PRC government were to carry out of any of the aforementioned actions. As a result, the Group may not be able to consolidate BGY Education Investment in its combined and consolidated financial statements as it may lose the ability to exert effective control over BGY Education Investment and their shareholders, and it may lose the ability to receive economic benefits from BGY Education Investment.

The following amounts and balances of BGY Education Investment were included in the Group’s combined and consolidated financial statements after the elimination of intercompany balances and transactions.

	As of August 31
	2018	2019
	RMB	RMB
ASSETS
Current assets
Cash and cash equivalents	891,735	975,513
Restricted cash	10,229	17,670
Short term investments	—	19,600
Accounts receivable, net of allowance of nil and nil as of August 31, 2018 and 2019, respectively	671	802
Amounts due from related parties	10,522	5,479
Other receivables, deposits and other assets	35,643	42,551
Inventories	8,944	25,324
Total current assets	957,744	1,086,939
Property and equipment, net	380,483	538,683
Land use rights, net	33,721	88,204
Intangible assets, net	57,808	143,993
Goodwill	237,544	505,392
Long-term investments	—	11,401
Prepayments for construction contract	267	380
Deferred tax assets, net	16,799	16,797
Deposits for acquisition	—	5,137
Other non-current assets	6,249	8,843
Total non-current assets	732,871	1,318,830
TOTAL ASSETS	1,690,615	2,405,769
LIABILITIES
Current liabilities
Accounts payable	37,271	32,842
Amounts due to related parties	142,068	76,117
Accrued expenses and other current liabilities	289,388	364,734
Income tax payable	23,886	50,968
Deferred revenue	936,615	—
Contract liabilities	—	1,157,774
Refund liabilities	—	19,132
Total current liabilities	1,429,228	1,701,567
Deferred tax liabilities, net	14,452	35,895
Other non-current liabilities due to related parties	—	21,736
Other non-current liabilities due to third parties	7,817	7,621
Total non-current liabilities	22,269	65,252
TOTAL LIABILITIES	1,451,497	1,766,819

	For the year ended August 31,
	2017	2018	2019
	RMB	RMB	RMB
Total revenues	1,320,421	1,621,872	2,102,396
Net income	34,447	67,224	47,898
Net cash provided by operating activities	466,704	192,745	730,145
Net cash used in investing activities	(38,909)	(82,407)	(519,082)
Net cash provided by/(used in) financing activities	1,568	—	(119,844)
Net increase in cash and cash equivalents and restricted cash	429,363	110,338	91,219
Cash and cash equivalents and restricted cash at beginning of year	362,263	791,626	901,964
Cash and cash equivalents and restricted cash at end of year	791,626	901,964	993,183

BGY Education Investment contributed 99.4%,  94.4% and 82.0% of the Group’s combined and consolidated revenue for the three years ended August 31, 2017, 2018 and 2019. As of August 31, 2018 and 2019, BGY Education Investment accounted for an aggregate of 36.2% and 30.9%, respectively, of the consolidated total assets, and 87.7% and 37.6%, respectively, of the consolidated total liabilities.

There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to BGY Education Investment. However, if BGY Education Investment were ever to need financial support, the Group may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholders of BGY Education Investment or entrustment loans to BGY Education Investment.

The Group believes that there are no assets held in the BGY Education Investment that can be used only to settle obligations of BGY Education Investment, except for registered capital and the PRC statutory reserves. As the BGY Education Investment is incorporated as a limited liability company under the PRC Company Law, creditors of the BGY Education Investment do not have recourse to the general credit of the Company for any of the liabilities of the BGY Education Investment. Relevant PRC laws and regulations restrict BGY Education Investment from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 24 for disclosure of restricted net assets.

(c) Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results may differ from these estimates. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s financial statements include purchase price allocation relating to business combination, assessment of realization of deferred tax assets, impairment assessment of goodwill and long-lived assets, and valuation of share-based compensation. Actual results may differ materially from those estimates.

(d) Fair value

Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data. The Group has short-term and long-term investments in USD fund-linked notes that are measured at fair value with a maturity date of May 28, 2020 and May 4, 2021 respectively and classified as level 2 fair value measurements (see Note 4 and Note 10). Various inputs for the investment valuation, including time value, volatility factors, current market and contractual prices for the underlying financial instruments, as well as other relevant economic measures, substantially are observable in the marketplace, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The carrying values of financial instruments, which consist of cash and cash equivalents, restricted cash, accounts receivable, amounts due from related parties, other receivables, deposits, accounts payable, amounts due to related parties and other current liabilities are recorded at cost which approximates their fair value due to the short-term nature of these instruments.

(e) Foreign currency translation

The Group’s reporting currency is Renminbi (“RMB”). The functional currency of the affiliates incorporated outside of mainland China includes the United States dollar (“US dollar” or “US$”), Great Britain Pound ("GBP"), Hong Kong dollar (“HKD” or “HK$”), and Canadian dollar (“CAD”). The functional currency of all the other subsidiaries and the VIEs is RMB.

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates. Exchange gains and losses are recognized in the combined and consolidated statement of operation. All assets and liabilities are translated at exchange rates at the balance sheet date and revenue and expenses are translated at the average yearly exchange rates and equity is translated at historical exchange rate. Any translation adjustments are not included in determining net income but are included in foreign exchange adjustment to other comprehensive income.

(f) Foreign currency risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the Peoples Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies, international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group’s cash and cash equivalents, restricted cash, and term deposits denominated in RMB amounted to RMB 1,387,936 and RMB 1,418,745 as of August 31, 2018 and 2019, respectively.

(g) Convenience translation

The Group’s business is primarily conducted in China and majority of the revenues are denominated in RMB. However, periodic reports made to shareholders will include current period amounts translated into US dollars using the then current exchange rates, for the convenience of the readers. Translations of balances in the consolidated balance sheets, and the related combined and consolidated statements of operations, comprehensive income, shareholders’ equity and cash flows from RMB into US dollars as of and for the year ended August 31, 2019 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB 7.1543, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on August 30, 2019. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on August 31, 2019, or at any other rate.

(h) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and principal-secured floating rate financial instruments which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

(i) Restricted cash

The Group’s restricted cash mainly represents (a) deposit held in a designated bank account for the sole purpose of business operation including the establishment of new schools and subsidiaries; and (b) deposit restricted as to withdrawal or use under government regulations. Restricted cash is classified as current based on respective agreements with the banks and governing authorities, the term of which are 12 months or less.

(j) Investments

Short-term investments primarily consist of wealth management products, which are certain deposits with different interest rates and fixed maturity dates ranging from three months to one year.

The Group reviews its short-term investments for other-than-temporary impairment (“OTTI”) based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating the potential impairment of its short-term investments. If the cost of an investment exceeds the investments fair value, the Group considers, among other factors, general market conditions, expected future performance of the investees, the duration and the extent to which the fair value of the investment is less than the cost, and the Groups intent and ability to hold the investments. OTTI is recognized as a loss in the combined and consolidated statements of operations.

Long-term investments include held-to-maturity investment with maturity date which is longer than one year, equity securities without readily determinable fair values and equity method investments.

• Equity securities without readily determinable fair values

Starting on September 1, 2018, with the adoption of ASU 2016-01 Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities ("ASU 2016-01"), the Group elected a practicability exception to fair value measurement for the equity securities without readily determinable fair values, under which these investments are measured at cost, less impairment, plus or minus observable price changes of an identical or similar investment of the same issuer with fair value change recorded in the consolidated statements of operations.

The Group reviews its equity securities without readily determinable fair value for impairment at each reporting period. If a qualitative assessment indicates that the investment is impaired, the Group estimates the investment's fair value in accordance with the principles of ASU 2011-4: Fair Value Measurement (ASC 820). If the fair value is less than the investment's carrying value, the Group recognizes an impairment loss equal to the difference between the carrying value and fair value in the consolidated statements of operations.

• Equity method investments

Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest through investment in common shares or in-substance common shares, are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation on the investee's board of directors, voting rights and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate.

Under the equity method, the Group initially records its investment at cost and subsequently recognizes the Group's proportionate share of each equity investee's net income or loss after the date of investment into the consolidated statements of operations and accordingly adjusts the carrying amount of the investment.

The Group reviews its equity method investments for impairment whenever an event or circumstance indicates that an OTTI has occurred. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its equity method investments. An impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

(k) Inventories

Inventories are stated at the lower of cost or net realizable value.

(l) Property and equipment, net

Property and equipment is generally stated at historical cost and depreciated on a straight-line basis over the estimated useful lives of the assets. Depreciation expense is included in either cost of revenue or selling, general and administrative expenses, as appropriate. Property and equipment consist of the following and depreciation is calculated on a straight-line basis over the following estimated useful lives:

Buildings	20 - 50	years
Leasehold improvement	3 – 20 years or the lesser of remaining life of lease
Motor vehicles	4 - 10	years
Electronic equipment	5 - 10	years
Office equipment	3 - 5	years
Other equipment	3 - 5	years
Others	3	years
Construction in progress	*

Note*: The Group constructs certain of its property. In addition to cost under the construction contracts, external costs, including consulting fee directly related to the construction of such facilities, are capitalized. Depreciation is recorded at the time assets are ready for the intended use.

The Group assesses lands with indefinite life for impairment periodically.

(m) Land use right, net

Land use right is recorded at cost less accumulated amortization. Amortization is provided over the term of the land use right agreement on a straight-line basis over the term of the agreement, which is 40-50 years.

(n) Impairment of long-lived assets

The Group evaluates the recoverability of long-lived assets with determinable useful lives whenever events or changes in circumstances indicate that an asset’s carrying amount may not be recoverable. The Group measures the carrying amount of long-lived asset against the estimated undiscounted future cash flows associated with it. Impairment exists when the sum of the expected future net cash flows is less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value. Fair value is estimated based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Group to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require judgment and actual results may differ from assumed and estimated amounts. No impairment loss was recognized for the years ended August 31, 2017, 2018 and 2019.

(o) Goodwill

Goodwill represents the excess of the purchase consideration over the fair value of the identifiable net assets acquired in a business combination. Goodwill is not amortized but is tested for impairment on an annual basis as of August 31, or more frequently if events or changes in circumstances indicate that it might be impaired. The Group has the option to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. In the qualitative assessment, the Group considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. The Group will perform the quantitative impairment test if the Group bypasses the qualitative assessment, or based on the qualitative assessment, if it is more likely than not that the fair value of each reporting unit is less than the carrying amount.

In performing the two-step quantitative impairment test, the first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying amount of a reporting unit's goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for the purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities.

The Group did not incur any impairment loss on goodwill for the years ended August 31, 2017, 2018 and 2019, respectively.

(p) Intangible assets

Intangible assets with finite lives are amortized over their estimated useful lives. The useful life of an intangible asset is the period over which the asset is expected to contribute directly or indirectly to future cash flows. Intangible assets with indefinite lives consist of oversea schools' brand name and is tested for impairment annually, or whenever events are indicators of impairment occur between annual impairment tests. Management expects to use the brand name indefinitely.

Acquired intangible assets, other than goodwill, consist of trademarks and brand names, customer relationship, backlog and student base, non-compete agreements and core curriculum are carried at cost, less accumulated amortization and impairment. The amortization periods by major intangible asset classes are as follows:

Trademarks and brand names	10 years-indefinite
Core curriculum	10	years
Customer relationship, backlog and student base	0.6-5	years
Non-compete agreements	4-7.7	years
Software	5	years
License	3	years

The Group did not recognize any impairment loss on intangible assets during the years ended August 31, 2017, 2018 and 2019.

(q) Revenue recognition

As of September 1, 2018, the Group adopted ASU 2014-09, Revenue from Contracts with Customers ("Topic 606") and all subsequent ASUs that modified ASC 606, using the modified retrospective method for all contracts not completed as of September 1, 2018. Results for reporting periods beginning on September 1, 2018 are presented under Topic 606, while prior period amounts are not adjusted and continue to be reported under the accounting standards in effect for the prior periods.

Revenue is recognized when control of promised goods or services is transferred to the Group's customers in an amount of consideration to which Group expects to be entitled to in exchange for those goods or services. The Group follows the five steps approach for revenue recognition under Topic 606: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the group satisfies a performance obligation. The primary sources of the Group's revenues are as follows:

Income from educational programs and services

The educational programs and services consist of tuition, boarding and meal service from international schools, bilingual schools and kindergartens in the PRC and overseas schools in the UK, the US and Canada.

Each contract of educational programs and services is accounted for as a single performance obligation which is satisfied proportionately over the service period. The program and service fee is generally collected in advance prior to the beginning of each semester, or prior to the beginning of the education programs, and is initially recorded as contract liabilities. Refunds are provided to students if they decide within the predetermined period that they no longer want to take the course or enroll in the program. After the predetermined period as agreed in the contract, if a student withdraws from the program, the program fee is no longer available for refund. The Group determines the transaction price to be earned based on the tuition fee and the estimated refund liability. The refund liability is determined based on historical refund ratio on a portfolio basis using the expected value method. The Group has not experienced significant refunds in the past or in the current year.

Complementary training course and program fees

The Group offers various types of after-school tutoring services and art training services, which primarily consist of after-school group class courses, personalized tutoring courses and art training courses. The tutoring services and art training services are accounted for as a single performance obligation. Tutoring services and art training service fees is recognized proportionately as the tutoring sessions and art training courses are delivered. The course fees are generally collected in advance and are initially recorded as contract liability. Tuition refunds are provided to students if they decide within the trial period that they no longer want to take the course. For certain courses, the Group also offers refunds for any unutilized classes for students who withdraw from the course. The Group determines the transaction price to be earned based on the tutoring services and art training service fees and the estimated refund liability. The refund liability is determined based on historical refund ratio on a portfolio basis using the expected value method. The Group has not experienced significant refunds in the past or in the current year.

Commission income

The Group earns commission revenue by providing referral services to overseas education universities and institutions. Students' referral service is accounted for as a single performance obligation. Commission income is recognized at the point in time when the referred students enrolled at the overseas education universities or institutions' program, with the tuition fees are paid and upon the Group is entitled to the commission income.

Consulting service fees

The Group offers study abroad consulting and career consulting services to students/candidates who intend to study abroad and to successfully obtain target job offer respectively. Study-abroad consulting services and career consulting services are accounted for as a single performance obligation respectively. The Group charges each student/candidate an up-front prepaid fee based on the scope of consulting services requested by the student/candidate. Portion of the prepaid services fee are refundable if the student/candidate does not successfully gain admission or obtain target job offer. The Group determines the transaction price to be earned based on the consulting service fees and the estimated refund liability. The refund liability is determined based on historical refund ratio on a portfolio basis using the expected value method. The Group has not experienced significant refunds in the past or in the current year. The Group recognizes revenue over the consulting service period.

Camp service income

The Group offers camp services for students during school vacations. Camp service is accounted for as a single performance obligation. Camp service fees are generally collected upfront and are initially recorded as contract liability. Portion of the prepaid service fees are refundable if the student requests for refund prior to the camp starts. The Group determines the transaction price to be earned based on the camp service fee and the estimated refund liability. The refund liability is determined based on historical refund ratio on a portfolio basis using the expected value method. The Group has not experienced significant refunds in current year. The Group recognizes revenue over the camping period.

Practical expedients and exemptions

The Group has applied the new revenue standard requirements to a portfolio of contracts (or performance obligations) with similar characteristics for transactions where it is expected that the effects on the financial statements of applying the revenue recognition guidance to the portfolio would not differ materially from applying this guidance to the individual contracts (or performance obligations) within that portfolio. Therefore, the Group elects the portfolio approach in applying the new revenue guidance.

The Group has elected to record the incremental costs of obtaining a contract as an expense when incurred if the amortization period of the asset that the entity otherwise would have recognized is one year or less.

The following table presents the impact of the adoption of Topic 606 on the consolidated balance sheet and statement of operations as of and for the year ended August 31, 2019:

	As of and for the year ended August 31, 2019
		Balances without	Effect change
	As reported	adoption of Topic 606	higher/(lower)
Revenue	2,563,005	2,553,238	9,767
Refund liabilities	20,259	—	20,259
Contract liabilities	1,529,137	1,549,396	(20,259)
Retained earnings at beginning	231,240	231,036	204

The Group adopted this ASU on September 1, 2018 and applied the modified retrospective method to all contracts that were not completed as of September 1, 2018. The adoption did not have a material impact on the Group’s financial position or results of operations for all revenue streams. However, it has certain impact on the timing of revenue recognition of career consulting service from newly acquired business during fiscal year 2019. Under the accounting standards in effect in the prior year, the career consulting service income is recognized at point in time when the contingency of refund has been resolved. Under Topic 606, the transaction price is recognized proportionately over the contract period. The Group assessed variable consideration included in its complementary training course and program services and study-abroad consulting service over the expected service period. The cumulative effect of RMB 204 was recorded as an adjustment to the opening balance of retained earnings upon the initial adoption. In addition, reclassification was made from deferred revenue to refund liabilities for programs and services fee collected that is expected to be refunded to the customers in the future if students withdraw from a course before predetermined period.

(r) Cost of revenues

Cost of revenues consists of the following:

•	staff costs, which primarily consist of salaries and other benefits for the teachers,
•	education expenses, which primarily consist of expenses related to educational activities, including teaching material expenses and student activity expenses,
•	utilities and maintenance costs for the schools,
•	cost of goods sold for ancillary services, which primarily consist of cost of goods sold at the on-campus canteens,
•	commission expenses to agents in relation to referral services and overseas school enrollment, and

(s) Government Subsidies

The Group recognizes government subsidies as other operating income when they are received because they are not subject to any past or future conditions, there are no performance conditions or conditions of use, and they are not subject to future refunds. Government subsidies received and recognized as other operating income totaled RMB 2,099, RMB 9,088 and RMB 9,419 for the years ended August 31, 2017, 2018 and 2019, respectively.

(t) Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. Valuation allowances are established when necessary to reduce deferred tax assets for amounts more likely than not to be realized.

The determination of Group's provision for income taxes requires significant judgment, the use of estimates, and the interpretation and application of complex tax laws. Significant judgment is required in assessing the timing and amounts of deductible and taxable items.

The Group record unrecognized tax benefit liabilities for known or anticipated tax issues based on the Group's analysis of whether, and the extent to which, additional taxes will be due. The Group accrues interest and penalties related to unrecognized tax benefits in other liabilities and recognizes the related expense in income tax expense.

(u) Employee Benefits

Obligations for contributions to defined contribution pension plans are recognized as an employee benefit expense in profit or loss in the period during which services are rendered by employees. Pursuant to the relevant labor rules and regulations in the PRC, the Group participates in defined contribution retirement schemes (the “Schemes”) organized by the relevant local government authorities for its eligible employees whereby the Group is required to make contributions to the Schemes at certain percentages of the deemed salary rate announced annually by the local government authorities.

The Group provides housing subsidies benefit for certain employees of GCGS. In June 2018, the Group canceled the housing subsidies benefit program, however, the employees who were entitled to the subsidy prior to the cancelation are still eligible to claim the payments. The Group estimates the expenses and related costs on the basis of the probability of GCGS’ entitled employees’ claiming for payment taking into consideration of assumptions including the employees’ turnover rate and historical rate of claiming for payments.

The Company also makes payments to other defined contribution plans for the benefit of employees employed by subsidiaries outside of the PRC (see Note 23).

The Group has no other material obligation for payment of pension benefits associated with those schemes beyond the annual contributions described above.

(v) Share-based compensation

Share-based payment transactions with employees are measured based on the grant date fair value of the equity instrument issued and recognized as compensation expense net of a forfeiture rate on a straight-line basis, over the requisite service period, with a corresponding impact reflected in additional paid-in capital. The Group also recognizes the compensation cost of performance-based equity instrument, net of estimated forfeitures, if it is probable that the performance condition will be achieved at the end of each reporting period.

The estimate of forfeiture rate will be adjusted over the requisite service period to the extent that actual forfeiture rate differs, or is expected to differ, from such estimates. Changes in estimated forfeiture rate will be recognized through a cumulative catch-up adjustment in the period of change.

(w) Comprehensive income

Comprehensive income is defined to include all changes in equity from transactions and other events and circumstances from non-owner sources. For the years presented, the Group’s comprehensive income includes net income and foreign currency translation adjustments and is presented in the combined and consolidated statements of comprehensive income.

(x) Segement

In accordance with ASC 280-10-50, Segment Reporting, operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision-maker ("CODM") in making decisions regarding resource allocation and assessing performance. The Group operates in five reportable segments, including International Schools, Bilingual Schools, Kindergartens, Overseas Schools and Complementary Education Services.

(y) Operating leases

Leases where substantially all the rewards and risks of the ownership of the assets remain with the leasing companies are accounted for as operating leases. Payments made for the operating leases are charged to the combined and consolidated statements of operations on a straight-line basis over the lease term and have been included in the operating expenses in the combined and consolidated statements of operations.

(z) Concentration of credit risk

Financial instruments that potentially subject the Company to significant concentration of credit risk consist primarily of cash and cash equivalents, restricted cash, short-term investments and long-term investments. As of August 31, 2019, substantially all of the Group's cash and cash equivalents, term deposits, short-term investments and long-term investments were deposited with financial institutions with high-credit ratings.

(aa) Earnings per Share

Basic earnings per share are computed by dividing earning attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised into common shares. The Group had share options which could potentially dilute basic earnings per ordinary share in the future. To calculate the number of shares for diluted earnings per ordinary shares, the effect of the share options is computed using the treasury stock method.

(ab) Recent Accounting Pronouncements

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The guidance supersedes existing guidance on accounting for leases with the main difference being that operating leases are to be recorded in the statement of financial position as right-of-use assets and lease liabilities, initially measured at the present value of the lease payments. For operating leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. For public companies, the guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application of the guidance is permitted. In July 2018, ASU 2016-02 was updated with ASU 2018-11, Targeted Improvements to ASC 842, which provides entities with relief from the costs of implementing certain aspects of the new leasing standard. Specifically, under the amendments in ASU 2018-11, (1) entities may elect not to recast the comparative periods presented when transitioning to ASC 842 and (2) lessors may elect not to separate lease and nonlease components when certain conditions are met. In addition, in March 2019, ASU 2016-02 was updated with ASU 2019-01, Codification Improvements to ASC 842. The amendments in this ASU address: (1) determining the fair value of the underlying asset by lessors that are not manufacturers or dealers; (2) presentation of sales types and direct financing leases on the statement of cash flows; and (3) transition disclosures related to Topic 250, Accounting Changes and Error Corrections. This latest ASU specifically provides an exception to the paragraph 250-10-50-3 that would otherwise have required interim disclosures in the period of an accounting change including the effect of that change on income from continuing operations, net income, any other financial statement line item, and any affected per share amounts. The ASU is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years and should be applied with a modified retrospective approach. Early adoption is permitted.

The Group expects to adopt ASU 2016-02 beginning September 1, 2019 using the modified retrospective method and will not restate comparative periods, as permitted by the standard. In addition, the Group will elect the transition practical referred to as the "package of three", that must be taken together and allows entities to (1) not reassess whether existing contracts contain leases, (2) carry forward the existing lease classification, and (3) not reassess initial direct costs associated with existing leases. As an accounting policy election, the Group will exclude short-term leases (term of 12 months or less) from the balance sheet presentation and will account for non-lease and lease components in a contract as a single lease component for all asset classes. The Group is in the process of completing the assessment of the impact on its consolidated financial statements from the adoption of the new guidance.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments: Credit Losses (Topic 326) Measurement of Credit Losses on Financial Statements. This ASU significantly changes how entities will measure credit losses for most financial assets and certain other instruments that are not measured at fair value through net income. The standard will replace today's incurred loss approach with an expected loss model for instruments measured at amortized cost. Entities will apply the standard's provisions as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective. In April 2019, the FASB issued ASU 2019-04, Codification Improvements to Topic 326, which clarifies the scope of the credit losses standard and address issues related to accrued interest receivable balances, recoveries, variable interest rates and prepayments, among other things. In addition, in May 2019, the FASB issued ASU 2019-05, Financial Instruments: Credit Losses (Topic 326), Targeted Transition Relief. The ASU provides an option to irrevocably elect the fair value option for certain financial assets previously measured at amortized cost basis. The ASUs are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted for all entities for annual periods beginning after December 15, 2018, and interim periods therein. The Group is in the process of assessing the impact on its consolidated financial statements from the adoption of the new guidance.

In January 2017, the FASB issued ASU 2017-04, Simplifying the Test for Goodwill Impairment. Under the new accounting guidance, an entity will no longer determine goodwill impairment by calculating the implied fair value of goodwill by assigning the fair value of a reporting unit to all of its assets and liabilities as if that reporting unit had been acquired in a business combination. Instead, an entity will perform its goodwill impairment tests by comparing the fair value of a reporting unit with its carrying amount. An entity will recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit's fair value but not to exceed the total amount of the goodwill of the reporting unit. In addition, an entity should consider income tax effects from any tax deductible goodwill on the carrying amount of the reporting unit when measuring the goodwill impairment, if applicable. The provisions of the new accounting guidance are required to be applied prospectively. The new accounting guidance is effective for the Company for goodwill impairment tests performed in fiscal years beginning after December 15, 2019. Early adoption is permitted for goodwill impairment tests performed after January 1, 2017. The Group is in the process of assessing the impact on its consolidated financial statements from the adoption of the new guidance.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. The amendments in this ASU improve the effectiveness of fair value measurement disclosures and modify the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement, based on the concepts in FASB Concepts Statement, Conceptual Framework for Financial Reporting—Chapter 8: Notes to Financial Statements, including the consideration of costs and benefits. The amendments in this ASU are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. Early adoption is permitted. The Group is in the process of assessing the impact on its consolidated financial statements from the adoption of the new guidance.

In October 2018, the FASB issued ASU 2018-17, Consolidation (Topic 810): Targeted Improvements to the Related Party Guidance for Variable Interest Entities. ASU 2018-17 changes how entities evaluate decision-making fees under the variable interest entity guidance. To determine whether decision-making fees represent a variable interest, an entity considers indirect interests held through related parties under common control on a proportional basis, rather than in their entirety. This guidance will be adopted using a retrospective approach and is effective for the Company on January 1, 2020. The Group is in the process of evaluating the impact of the adoption of this pronouncement on its consolidated financial statements.